Commitments and Contingencies (Details) - Schedule of Milestone Payments that the Group is Required to Pay up to Different Achievements	Jun. 30, 2024 USD ($)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$ 81,282
From entering phase 1 to before first commercial sale	9,748,205
First commercial sale	6,728,205
Net sales amount more than certain threshold in a year	29,384,616
Subtotal	45,942,308
Diagnostics technology: up to the conditions and milestones of
Before FDA approval	147,493
Total	$ 46,089,801